Marketable Securities: (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 239,232		$ 541,216
Decrease in fair value	(11,604)	$ (301,984)
Fair value at balance sheet date	$ 227,628	$ 239,232